N-4	Oct. 15, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Oct. 15, 2026
Amendment Flag	false
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Enhancement Rate
7%
Protected Annual Income Rates for Lincoln ProtectedPay Select Core®
The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.
Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.50%	59 – 64	4.25%
65 – 69	6.15%	65 – 69	5.60%
70 – 74	6.35%	70 – 74	5.80%
75 – 79	6.55%	75 – 79	6.00%
80+	6.70%	80+	6.10%

i4LIFE® Advantage Guaranteed Income Benefit Charge Rate
i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln ProtectedPay Select Core®	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Guaranteed Income Benefit Percentages
The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.
i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.25%	59 – 64	3.75%
65 – 69	5.25%	65 – 69	4.75%
70 – 79	5.50%	70 – 79	5.00%
80+	5.50%	80+	5.00%

Fees and Costs of Benefit [Text Block]
Protected Annual Income Rates for Lincoln ProtectedPay Select Core®
The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.
Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.50%	59 – 64	4.25%
65 – 69	6.15%	65 – 69	5.60%
70 – 74	6.35%	70 – 74	5.80%
75 – 79	6.55%	75 – 79	6.00%
80+	6.70%	80+	6.10%
Guaranteed Income Benefit Percentages
The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.
i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.25%	59 – 64	3.75%
65 – 69	5.25%	65 – 69	4.75%
70 – 79	5.50%	70 – 79	5.00%
80+	5.50%	80+	5.00%

Current Initial Protected Lifetime Income Fee Rate Joint Life [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Current Initial Protected Lifetime Income Fee Rate Single Life [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Joint [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Single [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%